Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Data (Unaudited) [Abstract]
Quarterly data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2012
Revenues from services	$5,096.4	$5,206.7	$5,172.3	$5,202.6	$20,678.0
Gross profit	847.4	861.7	856.2	876.7	3,442.0
Operating profit(a)	93.8	94.4	118.6	104.9	411.7
Net earnings	40.2	41.0	63.1	53.3	197.6
Net earnings per share — basic	$0.50	$0.51	$0.79	$0.68	$2.49
Net earnings per share — diluted(b)	0.50	0.51	0.79	0.68	2.47
Dividends per share	—	0.43	—	0.43	0.86
Market price:
High	$47.37	$47.90	$41.65	$42.93
Low	36.76	33.99	32.41	35.18
Year Ended December 31, 2011
Revenues from services	$5,072.4	$5,667.3	$5,782.3	$5,484.0	$22,006.0
Gross profit	857.6	962.2	951.3	935.2	3,706.3
Operating profit(c)	85.6	150.8	158.0	129.8	524.2
Net earnings	35.7	72.7	79.6	63.6	251.6
Net earnings per share — basic	$0.44	$0.89	$0.97	$0.79	$3.08
Net earnings per share — diluted(d)	0.43	0.87	0.97	0.78	3.04
Dividends per share	—	0.40	—	0.40	0.80
Market price:
High	$68.67	$68.14	$58.62	$45.92
Low	58.60	52.37	32.32	32.63

(a)	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.

(b)	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.

(c)	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.

(d)	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.